OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 7:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2018	2019

Employees and payroll accruals	$15,389	$12,321
Provision for warranty costs	2,106	1,452
Government authorities	2,450	2,071
Accrued expenses	3,529	3,675
Advanced payments from customers	1,864	1,731
Hedging Liability	1,033	112
Lease liabilities	-	5,644
Other	1,065	1,393

	$27,436	$28,399